Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Jul. 01, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate cap agreements designated as cash flow hedges, assets		$ 1,313
Interest rate cap agreements designated as cash flow hedges, liabilities	$ 6,953	282
Foreign exchange forward contracts not designated as hedges			$ 4
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate cap agreements designated as cash flow hedges, assets		1,313
Interest rate cap agreements designated as cash flow hedges, liabilities	$ 6,953	$ 282
Foreign exchange forward contracts not designated as hedges			$ 4